Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of debt
The following table summarizes information relating to our outstanding debt as of December 31, 2021:

	As of December 31,
	2021
	Amount Outstanding	Effective Rate

	(in thousands, except interest rates)
Term loan facility	$349,125	3.50%
Revolving credit facility	—	—%
Total principal amount	349,125
Unamortized discount and debt issuance costs	(10,246)
Total debt, net	338,879
Less: Current debt obligation	(3,500)
Long-term debt, net of current portion	$335,379

Summary of future minimum principal payments of debt	The following table summarizes the future minimum principal payments under the Credit Agreement as of December 31, 2021:

(in thousands)
2022	$3,500
2023	3,500
2024	3,500
2025	3,500
2026	3,500
Thereafter	331,625
Total minimum principal payments	$349,125